                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CAPITAL GROWTH FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48491-0610                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CAPITAL GROWTH FUND
April 30, 2010 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             EQUITY SECURITIES (97.8%)

             COMMON STOCKS (96.1%)

             CONSUMER DISCRETIONARY (10.5%)
             ------------------------------
             ADVERTISING (0.4%)
   26,591    Publicis Groupe S.A. (a)                                $     1,176
  167,299    WPP plc (a)                                                   1,779
                                                                     -----------
                                                                           2,955
                                                                     -----------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.7%)
  277,474    Burberry Group plc (a)                                        2,857
  121,200    Coach, Inc.                                                   5,060
   31,534    LVMH Moet Hennessy - Louis Vuitton S.A. (a),(b)               3,605
                                                                     -----------
                                                                          11,522
                                                                     -----------
             APPAREL RETAIL (1.4%)
   75,000    Aeropostale, Inc. *                                           2,178
   89,000    Gap, Inc.                                                     2,201
   27,300    Ross Stores, Inc.                                             1,529
   83,500    TJX Companies, Inc.                                           3,869
                                                                     -----------
                                                                           9,777
                                                                     -----------
             AUTOMOBILE MANUFACTURERS (1.3%)
   84,799    Bayerische Motoren Werke A G (a)                              4,155
1,108,000    Dongfeng Motor Group Co. Ltd. (a)                             1,561
  356,600    Nissan Motor Co. Ltd. *(a)                                    3,123
                                                                     -----------
                                                                           8,839
                                                                     -----------
             CABLE & SATELLITE (1.2%)
  181,150    Cablevision Systems Corp. "A"                                 4,971
  140,700    DISH Network Corp. "A"                                        3,116
                                                                     -----------
                                                                           8,087
                                                                     -----------
             CASINOS & GAMING (0.4%)
  122,248    OPAP S.A. (a)                                                 2,484
                                                                     -----------
             DEPARTMENT STORES (1.0%)
   23,800    Kohl's Corp. *                                                1,309
  100,200    Macy's, Inc.                                                  2,325
   79,300    Nordstrom, Inc.                                               3,277
                                                                     -----------
                                                                           6,911
                                                                     -----------
             DISTRIBUTORS (0.3%)
3,490,957    Inchcape plc *(a)                                             1,835
                                                                     -----------
             GENERAL MERCHANDISE STORES (0.9%)
   54,600    Family Dollar Stores, Inc.                                    2,160
   65,300    Target Corp.                                                  3,714
                                                                     -----------
                                                                           5,874
                                                                     -----------

================================================================================

1  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             HOME IMPROVEMENT RETAIL (0.5%)
  939,766    Kingfisher plc (a)                                      $     3,591
                                                                     -----------
             HOMEBUILDING (0.2%)
  202,800    Gafisa SA                                                     1,381
                                                                     -----------
             HOUSEWARES & SPECIALTIES (0.2%)
   43,800    Jarden Corp.                                                  1,407
                                                                     -----------
             LEISURE PRODUCTS (0.3%)
   91,700    Mattel, Inc.                                                  2,114
                                                                     -----------
             MOVIES & ENTERTAINMENT (0.5%)
  234,900    News Corp. "A"                                                3,622
                                                                     -----------
             SPECIALIZED CONSUMER SERVICES (0.2%)
  176,300    Service Corp. International                                   1,583
                                                                     -----------
             Total Consumer Discretionary                                 71,982
                                                                     -----------
             CONSUMER STAPLES (9.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
3,849,077    Pan Fish ASA *(a)                                             3,561
                                                                     -----------
             BREWERS (1.2%)
   26,710    Carlsberg A/S (a)                                             2,174
   80,247    Heineken Holding N.V. (a)                                     3,288
   59,678    Heineken N.V. (a),(b)                                         2,770
                                                                     -----------
                                                                           8,232
                                                                     -----------
            DRUG RETAIL (0.7%)
   48,400   CVS Caremark Corp.                                             1,788
   80,800   Walgreen Co.                                                   2,840
                                                                     -----------
                                                                           4,628
                                                                     -----------
            FOOD RETAIL (0.5%)
  221,400   SUP E RVALU, Inc.                                              3,299
                                                                     -----------
            HOUSEHOLD PRODUCTS (1.3%)
   57,851   Clorox Co.                                                     3,743
   80,300   Kimberly-Clark Corp.                                           4,919
                                                                     -----------
                                                                           8,662
                                                                     -----------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   93,017   Metro A G (a),(b)                                              5,590
   76,376   Wal-Mart Stores, Inc.                                          4,097
                                                                     -----------
                                                                           9,687
                                                                     -----------
            PACKAGED FOODS & MEAT (2.4%)
  110,600   ConAgra Foods, Inc.                                            2,706
   77,370   CSM N.V. (a)                                                   2,502
  301,450   Del Monte Foods Co.                                            4,504
  382,300   Sara Lee Corp.                                                 5,436
   73,000   Tyson Foods, Inc. "A"                                          1,430
                                                                     -----------
                                                                          16,578
                                                                     -----------
            PERSONAL PRODUCTS (0.4%)
   62,400   Herbalife Ltd.                                                 3,011
                                                                     -----------
            TOBACCO (0.9%)
  115,130   Altria Group, Inc.                                             2,440
   45,900   Lorillard, Inc.                                                3,597
                                                                     -----------
                                                                           6,037
                                                                     -----------
            Total Consumer Staples                                        63,695
                                                                     -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             ENERGY (10.7%)
             --------------
             COAL & CONSUMABLE FUELS (0.9%)
  556,000    China Shenhua Energy Co. Ltd. "H" *(a)                  $     2,370
1,280,000    Yanzhou Coal Mining Co. Ltd. "H" (a)                          3,572
                                                                     -----------
                                                                           5,942
                                                                     -----------
             INTEGRATED OIL & GAS (5.9%)
1,097,908    BP plc (a)                                                    9,564
   70,400    ConocoPhillips                                                4,167
  129,212    ENI S.p.A. (a)                                                2,897
  185,800    Exxon Mobil Corp.                                            12,606
   24,700    Hess Corp.                                                    1,570
   90,347    Repsol YP F S.A. (a)                                          2,121
  240,627    Royal Dutch Shell plc "A" (b)                                 7,551
                                                                     -----------
                                                                          40,476
                                                                     -----------
             OIL & GAS DRILLING (0.6%)
  101,131    Noble Corp. *                                                 3,994
                                                                     -----------
             OIL & GAS EQUIPMENT & SERVICES (1.1%)
   72,071    Acergy S.A (a)                                                1,357
  268,000    Aker Kvaerner ASA (a)                                         4,483
  108,900    TGS-NOPE C Geophysical Co. ASA *(a)                           2,090
                                                                     -----------
                                                                           7,930
                                                                     -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
   33,500    Canadian Natural Resources Ltd.                               2,580
   54,800    Nexen, Inc.                                                   1,333
                                                                     -----------
                                                                           3,913
                                                                     -----------
             OIL & GAS REFINING & MARKETING (1.2%)
  101,600    Sunoco, Inc.                                                  3,330
  239,000    Valero Energy Corp.                                           4,969
                                                                     -----------
                                                                           8,299
                                                                     -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.4%)
  104,800    Williams Companies, Inc.                                      2,474
                                                                     -----------
             Total Energy                                                 73,028
                                                                     -----------
             FINANCIALS (18.9%)
             ------------------
             DIVERSIFIED BANKS (8.5%)
  166,830    Banco Santander S.A. (a),(b)                                  2,096
  370,835    Bank Hapoalim Ltd. *(a)                                       1,490
4,820,000    Bank of China Ltd. "H" (a)                                    2,480
   52,800    Bank of Montreal (b)                                          3,279
   39,700    Bank of Nova Scotia                                           2,024
   47,842    BNP Paribas S.A. (a),(b)                                      3,288
  260,000    Bumiputra-Commerce Holdings Berhad (a)                        1,152
   34,400    Canadian Imperial Bank of Commerce                            2,525
  114,983    Danske Bank A/S *(a)                                          2,988
   70,910    Hana Financial Group, Inc. (a)                                2,194
4,483,000    Industrial and Commercial Bank of China Ltd. "H" (a)          3,289
  108,774    National Australia Bank Ltd. (a)                              2,780
   29,600    National Bank of Canada                                       1,810
  104,075    Nedcor Ltd. (a)                                               1,875
5,666,000    PT Bank Mandiri Tbk (a)                                       3,581
  256,320    Standard Chartered plc (a)                                    6,832
  324,000    Wells Fargo & Co.                                            10,728
  256,570    Woori Finance Holdings Co. Ltd. (a)                           4,053
                                                                     -----------
                                                                          58,464
                                                                     -----------

================================================================================

3  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             DIVERSIFIED CAPITAL MARKETS (1.1%)
  160,460    Credit Suisse Group (a)                                 $     7,340
                                                                     -----------
             INVESTMENT BANKING & BROKERAGE (0.4%)
   10,400    Goldman Sachs Group, Inc.                                     1,510
   40,300    Morgan Stanley                                                1,218
                                                                     -----------
                                                                           2,728
                                                                     -----------
             LIFE & HEALTH INSURANCE (2.6%)
   89,000    AFLAC, Inc.                                                   4,535
   42,100    Industrial Alliance Insurance                                 1,452
   32,600    MetLife, Inc.                                                 1,486
   57,000    Principal Financial Group, Inc.                               1,666
   91,700    Prudential Financial, Inc.                                    5,828
   95,000    Sun Life Financial, Inc.                                      2,794
                                                                     -----------
                                                                          17,761
                                                                     -----------
             MULTI-LINE INSURANCE (1.9%)
   38,818    Allianz Holding A G (a),(b)                                   4,456
   87,200    Assurant, Inc.                                                3,177
  742,029    Aviva plc (a)                                                 3,927
   12,105    Topdanmark A/S *(a)                                           1,490
                                                                     -----------
                                                                          13,050
                                                                     -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
  674,043    FirstRand Ltd. (a)                                            1,857
  129,200    JPMorgan Chase & Co.                                          5,501
   53,800    Toronto-Dominion Bank                                         3,999
                                                                     -----------
                                                                          11,357
                                                                     -----------
             PROPERTY & CASUALTY INSURANCE (1.0%)
  107,900    Allstate Corp.                                                3,525
   51,700    Aspen Insurance Holdings Ltd.                                 1,395
  112,100    Progressive Corp.                                             2,252
                                                                     -----------
                                                                           7,172
                                                                     -----------
             REINSURANCE (1.7%)
   76,384    Hannover Rueckversicherungs *(a),(b)                          3,587
   26,200    PartnerRe Ltd.                                                2,032
   35,632    Reinsurance Group of America, Inc. "A"                        1,840
   27,000    RenaissanceRe Holdings Ltd.                                   1,511
   47,000    Transatlantic Holdings, Inc.                                  2,337
                                                                     -----------
                                                                          11,307
                                                                     -----------
             Total Financials                                            129,179
                                                                     -----------
             HEALTH CARE (7.7%)
             ------------------
             MANAGED HEALTH CARE (1.5%)
   43,500    Humana, Inc. *                                                1,989
  126,100    UnitedHealth Group, Inc.                                      3,822
   85,700    WellPoint, Inc. *                                             4,611
                                                                     -----------
                                                                          10,422
                                                                     -----------
             PHARMACEUTICALS (6.2%)
  104,600    Abbott Laboratories                                           5,351
  166,343    AstraZeneca plc (a)                                           7,355
   75,400    Bristol-Myers Squibb Co.                                      1,907
   81,400    Merck & Co., Inc.                                             2,852
   84,200    Mylan, Inc. *                                                 1,855
  252,721    Novartis AG (a)                                              12,894
   40,314    Sanofi-Aventis S.A. *(a),(b)                                  2,760
   76,350    Valeant Pharmaceuticals International *                       3,436

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

  132,400    Warner Chilcott plc "A" *                               $     3,755
                                                                     -----------
                                                                          42,165
                                                                     -----------
             Total Health Care                                            52,587
                                                                     -----------
             INDUSTRIALS (10.3%)
             -------------------
             AEROSPACE & DEFENSE (1.2%)
   27,000    Alliant Techsystems, Inc. *                                   2,185
  309,104    BAE Systems plc (a)                                           1,625
   19,700    L-3 Communications Holdings, Inc.                             1,843
   43,300    Raytheon Co.                                                  2,524
                                                                     -----------
                                                                           8,177
                                                                     -----------
             AIRLINES (0.5%)
1,554,000    Cathay Pacific Airways *(a)                                   3,218
                                                                     -----------
             COMMERCIAL PRINTING (0.4%)
  118,600    R.R. Donnelley & Sons Co.                                     2,549
                                                                     -----------
             CONSTRUCTION & ENGINEERING (1.4%)
   48,000    Daelim Industrial Co. Ltd. (a)                                2,719
   38,573    Fomento de Construcciones y Contratas S.A. (a)                1,265
   16,712    Hochtief AG (a)                                               1,383
   64,482    Imtech N.V. (a)                                               2,029
   91,988    YIT Oyj (a)                                                   1,959
                                                                     -----------
                                                                           9,355
                                                                     -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   77,700    Tata Motors Ltd. ADR (b)                                      1,589
                                                                     -----------
             DIVERSIFIED SUPPORT SERVICES (0.4%)
  487,373    Downer Group (a)                                              3,144
                                                                     -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
   44,525    Nexans S.A. (a)                                               3,531
  197,800    Sumitomo Electric Industries Ltd. (a)                         2,442
                                                                     -----------
                                                                           5,973
                                                                     -----------
             INDUSTRIAL CONGLOMERATES (1.5%)
  370,000    Keppel Corp. Ltd. (a)                                         2,628
   44,240    LG Corp. (a)                                                  3,003
   15,853    Siemens AG (a)                                                1,567
   45,907    Wendel (a)                                                    2,970
                                                                     -----------
                                                                          10,168
                                                                     -----------
             INDUSTRIAL MACHINERY (1.5%)
  264,414    IMI plc (a)                                                   2,852
  117,700    JTEKT Corp. (a)                                               1,357
   39,844    Metso Corp. (a)                                               1,538
   29,763    Sulzer AG (a)                                                 2,955
  134,510    The Weir Group plc (a)                                        2,017
                                                                     -----------
                                                                          10,719
                                                                     -----------
             RESEARCH & CONSULTING SERVICES (0.6%)
   99,700    FTI Consulting, Inc. *                                        4,101
                                                                     -----------
             TRADING COMPANIES & DISTRIBUTORS (1.7%)
  348,000    Marubeni Corp. (a)                                            2,062
  178,100    Mitsubishi Corp. (a)                                          4,226
  242,300    Mitsui & Co. Ltd. (a)                                         3,656
   99,400    Toyota Tsusho Corp. (a)                                       1,489
                                                                     -----------
                                                                          11,433
                                                                     -----------
             Total Industrials                                            70,426
                                                                     -----------

================================================================================

5  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             INFORMATION TECHNOLOGY (13.0%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
   61,800    Research In Motion Ltd. *                               $     4,405
                                                                     -----------
             COMPUTER HARDWARE (3.3%)
  284,000    Fujitsu Ltd. (a)                                              2,010
  116,600    Hewlett-Packard Co.                                           6,060
  114,900    International Business Machines Corp.                        14,822
                                                                     -----------
                                                                          22,892
                                                                     -----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.7%)
   57,600    Computer Sciences Corp. *                                     3,018
   39,400    Hewitt Associates, Inc. "A" *                                 1,615
                                                                     -----------
                                                                           4,633
                                                                     -----------
             ELECTRONIC MANUFACTURING SERVICES (0.5%)
  205,600    Jabil Circuit, Inc.                                           3,150
                                                                     -----------
             INTERNET SOFTWARE & SERVICES (1.2%)
   10,700    Google, Inc. "A" *                                            5,622
  125,400    Tencent Holdings Ltd. (a)                                     2,574
                                                                     -----------
                                                                           8,196
                                                                     -----------
             IT CONSULTING & OTHER SERVICES (0.3%)
   38,700    Cognizant Technology Solutions Corp. "A" *                    1,981
                                                                     -----------
             SEMICONDUCTORS (1.7%)
  534,287    Infineon Technologies A G *(a)                                3,789
   98,500    Intel Corp.                                                   2,249
  333,125    Micron Technology, Inc. *                                     3,115
  689,100    United Microelectronics Corp. ADR *                           2,439
                                                                     -----------
                                                                          11,592
                                                                     -----------
             SYSTEMS SOFTWARE (4.1%)
   44,300    BMC Software, Inc. *                                          1,743
  548,591    Microsoft Corp.                                              16,754
  369,000    Oracle Corp.                                                  9,535
                                                                     -----------
                                                                          28,032
                                                                     -----------
             TECHNOLOGY DISTRIBUTORS (0.6%)
  138,500    Arrow Electronics, Inc. *                                     4,224
                                                                     -----------
             Total Information Technology                                 89,105
                                                                     -----------

             MATERIALS (6.9%)
             ----------------
             DIVERSIFIED CHEMICALS (1.3%)
   49,246    BAS F A G (a),(b)                                             2,879
   54,600    E astman Chemical Co.                                         3,654
  969,000    Showa Denko K.K. (a)                                          2,217
                                                                     -----------
                                                                           8,750
                                                                     -----------
             DIVERSIFIED METALS & MINING (4.1%)
   52,422    Anglo American Capital plc *(a)                               2,245
  306,255    BHP Billiton plc (a)                                          9,409
   44,700    First Quantum Minerals Ltd.                                   3,430
   58,874    KGHM Polska Miedz S.A. (a)                                    2,201
  164,918    Rio Tinto plc (a)                                             8,319
   71,000    Teck Cominco Ltd. *                                           2,790
                                                                     -----------
                                                                          28,394
                                                                     -----------
             GOLD (0.3%)
   34,600    Newmont Mining Corp.                                          1,940
                                                                     -----------
             PAPER PRODUCTS (0.4%)
    1,846    MeadW estvaco Corp.                                              50

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

1,510,000    Nine Dragons Paper Holdings Ltd. (a)                    $     2,540
                                                                     -----------
                                                                           2,590
                                                                     -----------
             STEEL (0.8%)
   72,009    Evraz Group S.A. GDR *                                        2,636
  101,696    Severstal Joint Stock Co. *                                   1,390
   49,793    ThyssenKrupp A G (a)                                          1,631
                                                                     -----------
                                                                           5,657
                                                                     -----------
             Total Materials                                              47,331
                                                                     -----------
             TELECOMMUNICATION SERVICES (4.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
  236,050    AT&T, Inc.                                                    6,152
  653,929    BT Group plc (a)                                              1,266
   60,650    KT Corp. (a)                                                  2,707
   46,100    Nippon Telegraph & Telephone Corp. (a)                        1,871
  582,308    Portugal Telecom S GPS S.A. *(a),(b)                          5,904
                                                                     -----------
                                                                          17,900
                                                                     -----------
             WIRELESS TELECOMMUNICATION SERVICES (1.7%)
   55,700    Mobile TeleSystems ADR                                        3,077
  105,714    Sistema JS F C GDR *(a)                                       2,819
2,532,882    Vodafone Group plc (a)                                        5,631
                                                                     -----------
                                                                          11,527
                                                                     -----------
             Total Telecommunication Services                             29,427
                                                                     -----------
             UTILITIES (4.5%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
  807,727    E DP-Energias de Portugal (a),(b)                             2,871
  159,300    Kansai Electric Power Co., Inc. (a)                           3,544
   64,091    Red Electrica de Espana (a)                                   3,033
                                                                     -----------
                                                                           9,448
                                                                     -----------
             GAS UTILITIES (1.2%)
  792,935    Snam Rete Gas S.p.A. (a)                                      3,757
  499,000    Tokyo Gas Co. Ltd. (a)                                        2,117
   88,000    UGI Corp.                                                     2,419
                                                                     -----------
                                                                           8,293
                                                                     -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
   56,800    Constellation Energy Group, Inc.                              2,008
                                                                     -----------
             MULTI-UTILITIES (1.6%)
   79,400    DTE Energy Co.                                                3,825
   93,200    Integrys Energy Group, Inc.                                   4,623
   59,400    P G&E Corp.                                                   2,602
                                                                     -----------
                                                                          11,050
                                                                     -----------
             Total Utilities                                              30,799
                                                                     -----------
             Total Common Stocks (cost: $600,417)                        657,559
                                                                     -----------
             PREFERRED SECURITIES (1.7%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             BROADCASTING (0.4%)
  127,892    ProSiebenSat.1 Media AG (a)                                   2,413
                                                                     -----------

================================================================================

7  | USAA Capital Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------

             FINANCIALS (1.1%)
             -----------------
             DIVERSIFIED BANKS (1.1%)
   343,300   Banco Itau Holding Financeira S.A.                      $     7,446
                                                                     -----------
             INDUSTRIALS (0.2%)
             ------------------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   246,600   Itausa - Investimentos Itau S.A.                              1,701
                                                                     -----------
             Total Preferred Securities (cost: $10,659)                   11,560
                                                                     -----------
             Total Equity Securities (cost: $611,076)                    669,119
                                                                     -----------
             MONEY MARKET INSTRUMENTS (2.0%)

             MONEY MARKET FUNDS (2.0%)
13,747,427   State Street Institutional Liquid Reserve Fund,
             0.16% (c)(cost: $13,747)                                     13,747
                                                                     -----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
             FROM SECURITIES LOANED (7.9%)

             MONEY MARKET FUNDS (1.6%)
     5,937   BlackRock Liquidity Funds TempFund Portfolio, 0.14% (c)           6
10,601,627   Fidelity Institutional Money Market Fund, 0.21% (c)          10,602
                                                                     -----------
             Total Money Market Funds (cost: $10,608)                     10,608
                                                                     -----------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS (6.3%)
$   30,100   Credit Suisse First Boston LLC, 0.19%, acquired on
               4/30/2010 and due 5/03/2010 at $30,100
               (collateralized by $30,720 of Fannie Mae(d),
               0.18%(e), due 7/28/2010; market value $30,705)            30,100
    13,100   Deutsche Bank Securities, Inc., 0.19%, acquired on
               04/30/2010 and due 05/03/2010 at $13,100
               (collateralized by $12,684 of U.S. Treasury,
               1.13%-6.13%, due 1/15/2012-11/15/2027;
               market value $13,362)                                      13,100
                                                                     -----------
             Total Repurchase Agreements                                  43,200
                                                                     -----------
             Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $53,808)          53,808
                                                                     -----------
             TOTAL INVESTMENTS (COST: $678,631)                      $   736,674
                                                                     ===========

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------

                                             (LEVEL 1)
                                           QUOTED PRICES     (LEVEL 2)
                                             IN ACTIVE         OTHER        (LEVEL 3)
                                              MARKETS       SIGNIFICANT    SIGNIFICANT
                                           FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                        ASSETS          INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                                 $371,138       $286,421             $--     $657,559
  PREFERRED SECURITIES                             9,146          2,413              --       11,559
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                              13,748             --              --       13,748
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET  FUNDS                             10,608             --              --       10,608
  REPURCHASE AGREEMENTS                               --         43,200              --       43,200
----------------------------------------------------------------------------------------------------
Total                                           $404,640       $332,034             $--     $736,674
----------------------------------------------------------------------------------------------------

================================================================================

9  | USAA Capital Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Capital
Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an
affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the
Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S.
market movements) are significant.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of

================================================================================

11  | USAA Capital Growth Fund

================================================================================

the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short- term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $50,028,000. This amount excludes $1,315,000 of securities on loan which were sold prior to April 30, 2010.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $71,773,000 and $13,730,000, respectively, resulting in net unrealized appreciation of $58,043,000.

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $684,083,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
51.8% of net assets at April 30, 2010.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR   American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR   Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S.
      dollars.

SPECIFIC NOTES

(a) Security was fair valued at April 30, 2010, the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) The security or a portion thereof was out on loan as of April 30, 2010.
(c) Rate represents the money market fund annualized seven-day yield at
    April 30, 2010.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S.
    Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(e) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*   Non-income-producing security.

================================================================================

13  | USAA Capital Growth Fund

 ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.